UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08390

Cash Management Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Cash Management Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities — 3.3%

Principal
Amount
(000’s omitted)	Security	Value
$7,953	AMCAR, Series 2008-AF, Class A1, 2.694%, 6/12/09	$7,953,398
3,071	CARAT, Series 2008-1, Class A1, 3.386%, 2/17/09 (1)	3,070,897
5,149	CNH Equipment Trust, Series 2008-A, Class A1, 2.753%, 5/11/09	5,148,822
12,310	CNH Equipment Trust, Series 2008-B, Class A1, 2.917%, 6/12/09	12,309,616
2,284	DCAT, Series 2008-A, Class A1, 3.152%, 3/9/09 (1)	2,283,742
8,492	FORDO, Series 2008-B, Class A1, 2.766%, 5/15/09	8,491,789
14,797	HAROT, Series 2008-1, Class A1, 2.916%, 7/20/09	14,797,425
12,588	HART, Series 2008-A, Class A1, 2.849%, 7/15/09	12,588,095
7,702	JDOT, Series 2008-A, Class A1, 2.741%, 5/8/09	7,702,084
255	TAROT, Series 2007-B, Class A1, 5.068%, 12/12/08	255,157
Total Asset Backed Securities (identified cost $74,601,025)		$74,601,025
Certificates of Deposit — 3.4%
$10,000	Abbey National Treasury Services PLC, 2.696%, 2/13/09 (2)	$10,000,000
21,000	Bank of Ireland, CT, 2.811%, 3/3/09 (2)	21,000,000
17,000	Barclays Bank PLC, NY, 2.906%, 3/12/09 (2)	17,000,000
25,000	Royal Bank of Canada, NY, 2.97%, 8/29/08	25,006,694
5,000	Royal Bank of Canada, NY, 5.29%, 2/2/09	5,055,653
Total Certificates of Deposit (amortized cost $78,062,347)		$78,062,347
Commercial Paper — 71.9%
Automotive — 1.3%
$15,000	Toyota Motor Credit Corp., 2.45%, 9/8/08	$14,961,208
15,000	Toyota Motor Credit Corp., 2.64%, 10/22/08	14,909,800
		$29,871,008
Banks and Money Services — 61.7%
$15,000	Abbey National, LLC, 2.64%, 9/15/08	$14,950,500
11,700	Alcon Capital Corp., 2.11%, 8/7/08 (3)	11,695,885
18,000	American Express Credit Corp., 2.87%, 11/6/08	17,860,805
20,000	American General Finance Corp., 2.60%, 8/20/08	19,972,556
15,000	American General Finance Corp., 2.63%, 8/27/08	14,971,508
20,000	American General Finance Corp., 2.68%, 8/15/08	19,979,155
15,000	American General Finance Corp., 2.90%, 10/15/08	14,909,375
10,000	Australia and New Zealand Banking Group, Ltd., 2.62%, 8/11/08 (3)	9,992,722
8,500	Australia and New Zealand Banking Group, Ltd., 2.70%, 9/18/08 (3)	8,469,400
12,000	Australia and New Zealand Banking Group, Ltd., 2.73%, 10/16/08 (3)	11,930,840
10,000	Australia and New Zealand Banking Group, Ltd., 2.75%, 9/12/08 (3)	9,967,917
10,000	Bank of Ireland (The), 2.73%, 8/15/08 (3)	9,989,383
15,000	Bank of Ireland (The), 2.88%, 10/22/08 (3)	14,901,600
5,293	Bankamerica Corp., 2.70%, 8/26/08	5,283,076
10,021	Barton Capital Corp., LLC, 2.25%, 8/1/08 (3)	10,021,000
12,500	Barton Capital Corp., LLC, 2.62%, 9/8/08 (3)	12,465,431
15,000	Barton Capital Corp., LLC, 2.64%, 8/11/08 (3)	14,989,000
15,000	Barton Capital Corp., LLC, 2.65%, 9/18/08 (3)	14,947,000
10,000	Barton Capital Corp., LLC, 2.78%, 9/15/08 (3)	9,965,250
10,000	Barton Capital Corp., LLC, 2.80%, 10/1/08 (3)	9,952,556
14,400	Barton Capital Corp., LLC, 2.80%, 11/3/08 (3)	14,294,720
25,000	BNP Paribas Finance, Inc., 2.632%, 8/28/08	24,950,650
8,629	BNP Paribas Finance, Inc., 2.84%, 11/10/08	8,560,246
12,500	CAFCO, LLC, 2.55%, 9/9/08 (3)	12,465,469
15,000	CAFCO, LLC, 2.65%, 8/8/08 (3)	14,992,271
15,000	CAFCO, LLC, 2.65%, 8/26/08 (3)	14,972,396

$20,500	CAFCO, LLC, 2.67%, 9/15/08 (3)	$20,431,581
7,000	CAFCO, LLC, 3.055%, 1/6/09 (3)	6,906,144
8,500	CBA, (DE) Finance, Inc., 2.225%, 8/21/08	8,489,493
11,505	CBA, (DE) Finance, Inc., 2.62%, 9/26/08	11,458,111
12,300	CBA, (DE) Finance, Inc., 2.62%, 9/30/08	12,246,290
10,000	CBA, (DE) Finance, Inc., 2.64%, 8/5/08	9,997,066
11,650	CBA, (DE) Finance, Inc., 2.73%, 10/23/08	11,576,673
18,600	CIESCO, LLC, 2.40%, 8/7/08 (3)	18,592,560
15,000	CIESCO, LLC, 2.65%, 8/18/08 (3)	14,981,229
10,000	CIESCO, LLC, 2.70%, 8/26/08 (3)	9,981,250
10,000	CIESCO, LLC, 2.70%, 9/3/08 (3)	9,975,250
10,500	CIESCO, LLC, 2.77%, 10/7/08 (3)	10,445,870
12,000	CIESCO, LLC, 2.78%, 10/20/08 (3)	11,925,867
14,700	CRC Funding, LLC, 2.65%, 8/8/08 (3)	14,692,425
7,500	CRC Funding, LLC, 2.67%, 8/4/08 (3)	7,498,331
17,000	CRC Funding, LLC, 2.78%, 10/14/08 (3)	16,902,855
7,000	CRC Funding, LLC, 3.06%, 1/15/09 (3)	6,900,635
20,000	Fortis Funding, LLC, 2.46%, 8/11/08 (3)	19,986,333
15,000	Fortis Funding, LLC, 2.66%, 9/23/08 (3)	14,941,258
15,000	Fortis Funding, LLC, 2.80%, 10/20/08 (3)	14,906,667
13,000	Genworth Financial Inc., 2.45%, 8/28/08 (3)	12,976,112
15,000	HSBC Finance Corp., 2.50%, 9/29/08	14,938,542
15,000	HSBC Finance Corp., 2.53%, 8/22/08	14,977,863
15,000	HSBC Finance Corp., 2.65%, 10/8/08	14,924,917
15,000	ING (US) Funding, LLC, 2.58%, 9/3/08	14,964,525
15,900	ING (US) Funding, LLC, 2.58%, 9/17/08	15,846,444
10,900	ING (US) Funding, LLC, 2.64%, 8/1/08	10,900,000
10,000	ING (US) Funding, LLC, 2.695%, 10/21/08	9,939,362
15,000	JPMorgan Chase & Co., 2.64%, 10/21/08	14,910,900
9,000	Kitty Hawk Funding Corp., 2.58%, 8/14/08 (3)	8,991,615
21,000	Kitty Hawk Funding Corp., 2.65%, 9/16/08 (3)	20,928,892
15,000	Kitty Hawk Funding Corp., 2.68%, 8/19/08 (3)	14,979,900
6,257	Kitty Hawk Funding Corp., 2.80%, 9/16/08 (3)	6,234,614
19,000	Lehman Brothers Holdings, Inc., 2.55%, 8/1/08 (3)	19,000,000
6,000	Lehman Brothers Holdings, Inc., 3.05%, 10/9/08	5,964,924
17,000	Macquarie Bank Ltd., 2.75%, 9/12/08 (3)	16,945,458
17,000	Macquarie Bank Ltd., 3.241%, 4/21/09 (2)	17,000,000
12,000	Merrill Lynch & Co., 2.28%, 8/5/08	11,996,960
15,000	Merrill Lynch & Co., 2.67%, 8/5/08	14,995,550
11,130	Merrill Lynch & Co., 2.67%, 8/12/08	11,120,920
20,000	Morgan Stanley, 2.50%, 8/25/08	19,966,667
15,000	Morgan Stanley, 2.76%, 9/29/08	14,932,150
10,000	National Australia Funding, 2.63%, 8/4/08 (3)	9,997,809
32,223	Old Line Funding Corp., LLC, 2.20%, 8/1/08 (3)	32,223,000
5,000	Old Line Funding Corp., LLC, 2.52%, 8/25/08 (3)	4,991,600
20,000	Old Line Funding Corp., LLC, 2.55%, 8/1/08 (3)	20,000,000
15,000	Old Line Funding Corp., LLC, 2.79%, 10/15/08 (3)	14,912,812
15,000	Old Line Funding Corp., LLC, 2.80%, 8/27/08 (3)	14,969,667
13,000	Old Line Funding Corp., LLC, 2.85%, 9/10/08 (3)	12,958,833
43,152	Ranger Funding Co., LLC, 2.21%, 8/1/08 (3)	43,152,000
10,500	Ranger Funding Co., LLC, 2.37%, 8/4/08 (3)	10,497,926
15,000	Ranger Funding Co., LLC, 2.65%, 8/20/08 (3)	14,979,021
15,000	Ranger Funding Co., LLC, 2.74%, 9/9/08 (3)	14,955,475
5,660	Ranger Funding Co., LLC, 2.79%, 10/14/08 (3)	5,627,540
18,750	Royal Bank of Scotland, 2.65%, 9/11/08	18,693,411
18,000	Sheffield Receivables Corp., 2.45%, 8/11/08 (3)	17,987,750
25,000	Sheffield Receivables Corp., 2.48%, 8/8/08 (3)	24,987,944
15,000	Sheffield Receivables Corp., 2.50%, 8/27/08 (3)	14,972,917
15,000	Sheffield Receivables Corp., 2.75%, 8/13/08 (3)	14,986,250
15,000	Societe Generale North America, Inc., 2.73%, 9/4/08	14,961,325
6,400	Societe Generale North America, Inc., 2.75%, 8/8/08	6,396,578
25,000	Societe Generale North America, Inc., 2.80%, 10/9/08	24,865,833
25,400	UBS Finance Delaware, LLC, 2.68%, 9/3/08	25,337,601
15,000	UBS Finance Delaware, LLC, 2.775%, 8/5/08	14,995,375
11,442	UBS Finance Delaware, LLC, 2.87%, 9/2/08	11,412,810
9,575	UBS Finance Delaware, LLC, 2.90%, 10/27/08	9,507,895
12,500	UBS Finance Delaware, LLC, 2.95%, 11/10/08	12,396,545
12,000	Unilever Capital Corp., 2.87%, 11/25/08 (3)	11,889,027

$12,500	Yorktown Capital, LLC, 2.50%, 9/10/08 (3)	$12,465,278
10,000	Yorktown Capital, LLC, 2.57%, 9/4/08 (3)	9,975,728
10,000	Yorktown Capital, LLC, 2.59%, 8/11/08 (3)	9,992,806
15,000	Yorktown Capital, LLC, 2.60%, 8/12/08 (3)	14,988,083
11,500	Yorktown Capital, LLC, 2.635%, 9/18/08 (3)	11,459,597
18,500	Yorktown Capital, LLC, 2.77%, 10/23/08 (3)	18,381,852
		$1,390,643,202
Distributors — 0.4%
$10,000	Fortune Brands, LLC, 2.80%, 8/12/08 (3)	$9,991,444
		$9,991,444
Electrical and Electronic Equipment — 2.0%
$14,071	General Electric Capital Corp., 2.40%, 8/4/08	$14,068,186
25,000	General Electric Capital Corp., 2.50%, 9/23/08	24,907,986
6,600	Tyco Electronics Group SA, 2.80%, 8/5/08 (3)	6,597,947
		$45,574,119
Foods — 1.5%
$10,000	General Mills, Inc., 2.80%, 8/19/08 (3)	$9,986,000
10,000	General Mills, Inc., 2.88%, 8/13/08 (3)	9,990,400
15,000	Kraft Foods Inc., 2.35%, 8/1/08	15,000,000
		$34,976,400
Insurance — 4.2%
$15,500	Lincoln National Corp., 2.72%, 9/22/08 (3)	$15,439,102
15,000	Lincoln National Corp., 2.82%, 8/19/08 (3)	14,978,850
25,000	Prudential Financial, Inc., 2.45%, 8/14/08 (3)	24,977,882
15,000	Prudential Financial, Inc., 2.70%, 8/21/08 (3)	14,977,500
15,000	Prudential Financial, Inc., 2.80%, 9/22/08 (3)	14,939,333
10,000	Prudential Financial, Inc., 2.80%, 10/6/08 (3)	9,948,667
		$95,261,334
Oil and Gas-Equipment and Services — 0.3%
$7,950	XTO Energy, Inc., 2.95%, 8/4/08 (3)	$7,948,046
		$7,948,046
Specialty Retail — 0.5%
$11,000	Staples, Inc., 3.10%, 8/11/08 (3)	$10,990,528
		$10,990,528
Total Commercial Paper (identified cost $1,642,256,081)		$1,642,256,081
Corporate Bonds & Notes — 20.2%
Automotive — 0.8%
$20,000	Toyota Motor Credit Corp., MTN, 2.468%, 1/15/09 (2)	$20,000,000
		$20,000,000
Banks and Money Services — 16.9%
$14,000	American Express Centurion Bank, 2.708%, 9/17/08 (2)	$13,997,647
14,000	American General Finance Corp., MTN, 3.063%, 9/18/08 (2)	13,995,351
21,000	American Honda Finance Corp., MTN, 2.943%, 3/18/09 (1) (2)	21,000,000
12,000	American Honda Finance Corp., MTN, 2.98%, 5/5/09 (1) (2)	12,000,000
7,250	Australia and New Zealand Banking Group, Ltd., 2.892%, 9/2/09 (1) (2)	7,250,000
17,250	Bank of America Corp., 2.988%, 9/3/09 (2)	17,250,000
5,000	Caterpillar Financial Services Corp., MTN, 4.50%, 9/1/08	5,005,792
25,000	Citigroup Funding, Inc., MTN, 3.633%, 5/8/09 (2)	24,997,150
7,400	Commonwealth Bank of Australia, 2.988%, 8/3/09 (1) (2)	7,400,000
20,000	Credit Agricole SA/London, 2.791%, 10/21/08 (1) (2)	20,000,000
23,000	Fortis Bank, NY, 2.776%, 11/19/08 (1) (2)	23,000,000
9,500	Goldman Sachs Group Inc., 6.65%, 5/15/09	9,736,112
8,317	HSBC Finance Corp., 4.125%, 12/15/08	8,285,441
2,720	HSBC Finance Corp., 4.75%, 5/15/09	2,738,315
6,527	HSBC Finance Corp., 5.875%, 2/1/09	6,596,250
17,000	IBM Corp., 2.421%, 9/2/08 (1) (2)	16,997,162
10,000	IBM International Group Capital, 2.869%, 9/25/09 (1) (2)	10,000,000
18,500	ING Bank NV, 3.059%, 3/26/09 (1) (2)	18,500,000

$13,500	John Deere Capital Corp., MTN, 2.984%, 9/25/08 (2)	$13,500,000
25,000	Merrill Lynch & Co., 2.616%, 1/16/09 (2)	25,000,000
13,500	Merrill Lynch & Co., MTN, 4.495%, 5/20/09 (2)	13,473,324
14,100	Morgan Stanley, 3.875%, 1/15/09	14,113,760
15,000	National Australia Bank Ltd., 2.882%, 7/6/09 (1) (2)	15,000,000
6,600	Rabobank Nederland, 2.811%, 1/15/09 (1) (2)	6,599,431
25,000	Rabobank Nederland, 2.90%, 9/9/09 (1) (2)	25,000,000
20,000	Totta Ireland PLC, 2.47%, 11/6/08 (1) (2)	20,000,000
14,800	Unilever Capital Corp., 2.446%, 12/11/08 (1) (2)	14,800,000
		$386,235,735
Electrical and Electronic Equipment — 0.3%
$6,300	General Electric Capital Corp., MTN, 2.831%, 1/5/09 (2)	$6,300,161
		$6,300,161
Household Products — 0.4%
$8,600	Proctor & Gamble International Co., 2.789%, 2/19/09 (2)	$8,600,000
		$8,600,000
Insurance — 1.8%
$21,350	MetLife Global Funding I, 3.041%, 8/7/09 (1) (2)	$21,350,000
20,000	Prudential Financial, Inc., MTN, 2.926%, 9/4/08 (2)	20,000,000
		$41,350,000
Total Corporate Bonds & Notes (identified cost $462,485,896)		$462,485,896
U.S. Government Agency Bonds — 1.1%
$6,750	FHLB, 2.55%, 9/12/08	$6,749,182
8,600	FHLMC, 2.80%, 6/29/09	8,600,000
10,000	FNMA Discount Note, 2.77%, 12/23/08	9,889,200
Total U.S. Government Agency Bonds (identified cost $25,238,382)		$25,238,382
Total Investments — 99.9% (identified cost $2,282,643,731) (4)		$2,282,643,731
Other Assets, Less Liabilities — 0.1%		$1,658,881
Net Assets— 100.0%		$2,284,302,612

AMCAR	—	AmeriCredit Automobile Receivables Trust
CARAT	—	Capital Auto Receivables Asset Trust
DCAT	—	DaimlerChrysler Auto Trust
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FORDO	—	Ford Credit Auto Owner Trust
HAROT	—	Honda Auto Receivables Owner Trust
HART	—	Hyundai Auto Receivables Trust
JDOT	—	John Deere Owner Trust
MTN	—	Medium-Term Note
TAROT	—	Triad Auto Receivables Owner Trust

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2008, the aggregate value of the securities is $258,364,992 or 11.3% of the Portfolio’s net assets.

(2)		Variable rate obligation. The stated interest rate represents the rate in effect at July 31, 2008.
(3)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid.  This security may be resold in transactions exempt from registration or to the public if the security is registered.  All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(4)		Cost for federal taxes is the same as book cost.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cash Management Portfolio

By:	/s/ Duke E. Laflamme
Duke E. Laflamme
President

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duke E. Laflamme
Duke E. Laflamme
President

Date:	September 29, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 29, 2008